TAXATION - Movement of Deferred Tax Assets Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
TAXATION
Balance at the beginning of the year	¥ 38,201
Increase during the year	104,319	¥ 38,201
Balance at the end of the year	¥ 142,520	¥ 38,201